Long-term debt (Tables)	12 Months Ended
Dec. 31, 2019
Borrowings [abstract]
Schedule of Long-term debt

	2019	2018
	$	$
Atlantic Canada Opportunities Agency (“ACOA”) Atlantic Innovation Fund interest-free loan with a maximum contribution of $3,786. Annual repayments, commencing December 1, 2008, are calculated as a percentage of gross revenue for the preceding fiscal year, at 2% when gross revenues are less than $5,000 and 5% when gross revenues are greater than $5,000. As at December 31, 2019, the amount drawn down on the loan, net of repayments, is $3,744 (2018 - $3,744).	1,404	1,202

ACOA Atlantic Innovation Fund interest-free loan with a maximum contribution of $3,000. Annual repayments, commencing December 1, 2011, are calculated as a percentage of gross revenue for the preceding fiscal year, at 2% when gross revenues are less than $5,000 and 5% when gross revenues are greater than $5,000. As at December 31, 2019, the amount drawn down on the loan is $2,995 (2018 - $2,995).	1,237	1,034

ACOA Business Development Program, interest-free loan with a maximum contribution of $395, repayable in monthly payments beginning October 2015 of $3 until October 2017 and $6 until September 2022. As at December 31, 2019, the amount drawn down on the loan, net of repayments, is $180 (2018 - $251).	180	238

ACOA Atlantic Innovation Fund interest-free loan with a maximum contribution of $2,944, annual repayments commencing September 1, 2014, are calculated as a percentage of gross revenue from specific product(s) for the preceding fiscal year, at 5% for the first 5 year period and 10%, thereafter. As at December 31, 2019, the amount drawn down on the loan is $2,944 (2018 - $2,944).	1,481	957

TNC 120-140 Eileen Stubbs Ltd. (the “Landlord”) loan, with a maximum contribution of $300,000, bearing interest at 8% annum, is repayable in monthly payments beginning upon receipt of the final instalment of the loan until May 31, 2028. The loan is made available in three equal instalments based on the Corporation meeting certain milestones. As at December 31, 2019, the amount drawn down on the loan is $279 (2018 - $ 300).	279	300

Province of Nova Scotia “The Province” secured loan with a maximum contribution of $5,000, interest bearing at a rate equal to the Province’s cost of funds plus 1%, compounded semi-annually and payable monthly. The loan is repayable in monthly payments beginning January 1, 2021 of $83 plus interest until December 2025. The Corporation and its subsidiary have provided a general security agreement granting a first security interest in favour of the Province of Nova Scotia in and to all the assets of the Corporation and its subsidiary, including the intellectual property. As at December 31, 2019, the amount drawn down on the loan is $5,000 (2018 - $5,000).

	3,880	4,419

	8,461	8,150
Less: Current portion	88	81
	8,373	8,069

Schedule of Repayments of Long-term debt

The minimum annual principal repayments of long-term debt over the next five years, excluding the Atlantic Innovation Fund repayments for 2020 and beyond which are not determinable at this time, are as follows:

$
Year ending December 31, 2020	88
2021	939
2022	843
2023	720
2024	654

	2019	2018
	$	$
Balance – Beginning of year	8,150	6,537
Borrowings, net of $nil (2018 - $nil) allocated to government assistance	–	300
Accreted interest	1,239	1,385
Revaluation of long-term debt	(840)	–
Repayment of debt	(88)	(72)

Balance – End of year	8,461	8,150
Less: Current portion	88	81

Non-current portion	8,373	8,069